COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, reduction of advanced funding			$ 285.4
Janssen
Disclosure Of Detailed Information About Borrowings [Line Items]
Notional amount	$ 250.0		250.0
Interest accrued on funding advances			$ 79.5
Interest rate margin percentage	2.50%		2.50%
Principal amount outstanding	$ 12.6		$ 12.6
Accrued interest	31.5		31.5
Interest expense on borrowings	$ 2.3	$ 4.5	$ 10.4	$ 13.6